Share Capital	12 Months Ended
Mar. 31, 2024
Share Capital [Abstarct]
Share Capital
9.	Share Capital

(a)	Authorized – Unlimited number of common shares without par value.

(b)	Issued share capital

The Company had 50,846,156 common shares issued and outstanding as at March 31, 2024 and 41,920,038 common shares issued and outstanding as at March 31, 2023.

On November 1, 2022, the Company completed a share consolidation of its capital on the basis of 3.8 existing common shares for 1 new post consolidated common share. All common shares, per common share amounts, warrants and stock options in these financial statements have been retroactively restated to reflect the share consolidation.

Fiscal 2024

i)	On April 3, 2023, the Company issued 1,500,000 common shares value at $975,000, pursuant to the Rose East Lithium property option agreement and 83,333 common shares valued at $54,166, pursuant to the Trix Lithium property option agreement;

ii)	On April 5, 2023, the Company issued 1,300,000 common shares valued at $884,000, pursuant to the Rose West Lithium property option agreement to acquire a 100% interest in the property;

iii)	On May 26, 2023, the Company issued 550,000 RSU’s valued at $324,500 to the directors, officers, and consultants of the Company;

(b)	Issued share capital (continued)

iv)	On June 9, 2023, the Company closed a non-brokered private placement consisting of 1,338,461 Quebec flow-through shares (“QFT share”) priced at $0.65 per QFT share and 573,770 National flow through shares (“NFT share”) priced at $0.61 per NFT share for aggregate gross proceeds of $1,220,000. The Company recognized a liability for flow-through shares of $91,783 (Note 13). The Company also paid finder’s fees of $73,200;

v)	On September 22, 2023, the Company issued 175,000 common shares value at $82,250, pursuant to the Cosgrave Lithium property option agreement as well as issued 875,000 RSU’s valued at $406,875 to the directors, officers, and consultants of the Company; and

vi)	On November 21, 2023, the Company closed a non-brokered private placement consisting of 675,000 common shares priced at $0.40 per share for aggregate gross proceeds of $270,000 and 1,855,554 Quebec flow-through units (“QFT unit”) priced at $0.45 per QFT unit for gross proceeds of $835,000. Each QFT unit consists of one flow-through share and one-half common share purchase warrant. Each whole warrant entitles the holder to purchase one common share at a price of $0.65 per share for a period of two years from the issue date. The QFT share purchase warrants were valued using the Black-Scholes pricing model with the following assumptions: weighted average risk-free interest rate of 4.39% and 4.57%, volatility factor of 116.96% and an expected life of two years. The Company recognized a liability for flow-through shares of $92,778 (Note 13). The Company also paid finder’s fees of $48,000.

Fiscal 2023

i)	On May 2, 2022, the Company closed a non-brokered private placement, consisting of 907,519 flow-through units (“FT Units”) priced at $0.931 per FT Unit and 723,684 non-flow through units (“NFT Units”) priced at $0.76 per NFT Unit for aggregate gross proceeds of $1,394,900. Each FT Unit consists of one flow-through common share and one-half of one common share purchase warrant (each a “Flow Through Warrant”). Each whole Flow Through Warrant entitles the holder to purchase one common share at a price of $1.71 for a period of two years from the issue date. Each NFT Unit consists of one non-flow through common share and one non-flow through common share purchase warrant. Each NFT warrant entitles the holder to purchase one common share at a price of $1.90 for a period of one year from the issue date. The Company recognized a liability for flow-through shares of $155,186 (see Note 13). The Flow-through share purchase warrants were valued using the Black-Scholes pricing model with the following assumptions: weighted average risk-free interest rate of 2.55%, volatility factor of 125.38% and an expected life of two years. The NFT share purchase warrants were valued using the Black-Scholes pricing model with the following assumptions: weighted average risk-free interest rate of 2.64%, volatility factor of 105.37% and an expected life of one year. The Company also paid finder’s fees of $25,350 and issued 33,355 common shares valued at $24,083;

ii)	On October 21, 2022, the Company issued 131,579 common shares valued at $37,500, pursuant to the Falcon Lake Property option agreement (see Note 6);

iii)	On November 7, 2022, the Company issued 613,158 common shares valued at $153,290, pursuant to the Augustus Lithium Property option agreement (see Note 6);

iv)	On November 15, 2022, the Company closed a non-brokered private placement for aggregate gross proceeds of $1,500,000 (the “Private Placement”). The Private Placement consisted of issuing 6,666,667 common shares at a price of $0.225 per share. The Company also paid finder’s fees of $58,500;

v)	On December 14, 2022, the Company closed a non-brokered private placement of 3,707,500 flow-through (“FT”) shares for gross proceeds of $2,225,475 by issuing 2,040,000 Quebec FT shares at price of $0.625 per share; and 1,667,500 national FT shares at a price of $0.57 per share. The Company recognized a liability for flow-through shares of $594,175 (see Note 13). The Company also paid finder’s fees of $133,520;

vi)	On December 20, 2022, the Company issued 713,158 common shares valued at $271,000, pursuant to the Gaspesie Peninsula Property option agreement (see Note 6).

vii)	On February 3, 2023, the Company issued 78,947 common shares valued at $27,631, pursuant to the Canadian Lithium Property option agreement (see Note 6);

viii)	On February 24, 2023, the Company issued 1,105,262 common shares valued at $442,105, pursuant to the North Spirit Property option agreement (see Note 6);

ix)	On March 27, 2023, the Company has closed a non-brokered private placement for aggregate gross proceeds of $1,500,000 (the “Private Placement”). The Private Placement consisted of issuing 3,000,000 common shares at a price of $0.50 per share;

x)	On March 31, 2023, the Company granted 3,650,000 restricted share units valued at $2,190,000 under the Company’s shareholder approved restricted share unit plan.

(c)	Stock Options

The Company has a shareholder approved “rolling” stock option plan (the “Plan”) in compliance with the TSX-V’s policies. Under the Plan, the maximum number of shares reserved for issuance may not exceed 10% of the total number of issued and outstanding common shares at the time of granting. The exercise price of each stock option shall not be less than the discounted market price of the Company’s stock at the date of grant. Such options will be exercisable for a period of up to 10 years from the date of grant. In connection with the foregoing, the number of common shares reserved for issuance to any one optionee will not, within a twelve-month period, exceed five percent (5%) of the issued and outstanding common shares and the number of common shares reserved for issuance to all technical consultants will not exceed, within a twelve- month period, two percent (2%) of the issued and outstanding common shares. Options may be exercised no later than 90 days following cessation of the optionee’s position with the Company or 30 days following cessation of an optionee conducting investor relations activities’ position.

The continuity for stock options for the years ended March 31, 2024, 2023 and 2022 is as follows:

	Number of Stock Options	Weighted Average Exercise Price
Balance, fully vested and exercisable at March 31, 2021	1,036,842	$0.99
Granted	721,052	$1.25
Balance, fully vested and exercisable at March 31, 2022	1,757,894	$1.10
Expired	(197,368)	$1.52
Balance, fully vested and exercisable at March 31, 2023	1,560,526	$1.04
Granted	2,000,000	$0.59
Balance, fully vested and exercisable at March 31, 2024	3,560,526	$0.79

As at March 31, 2024, the following stock options were outstanding:

Expiry Date	Number Outstanding	Number Exercisable	Weighted average exercise price	Average Remaining Contractual Life
February 9, 2026	694,737	694,737	$0.80	1.86
February 11, 2026	342,105	342,105	$1.33	1.87
May 14, 2026	223,684	223,684	$1.33	2.12
July 13, 2026	236,842	236,842	$0.95	2.28
January 6, 2027	63,158	63,158	$1.33	2.77
June 4, 2028	2,000,000	2,000,000	$0.59	4.18
	3,560,526	3,560,526	$0.79	3.24

(d)	Share Purchase Warrants

The continuity for share purchase warrants for the years ended March 31, 2024, 2023 and 2022 is as follows:

	Number of Warrants	Weighted Average Exercise Price
Balance, March 31, 2021	2,656,753	$1.52
Issued	2,786,723	$1.86
Exercised	(61,053)	$0.80
Balance, March 31, 2022	5,382,423	$1.71
Issued	1,177,444	$1.83
Expired	(4,210,438)	$1.73
Balance, March 31, 2023	2,349,429	$1.69
Issued	927,778	$0.65
Expired	(1,895,670)	$1.69
Balance, March 31, 2024	1,381,537	$1.00

As at March 31, 2024, the following share purchase warrants issued in connection with private placements were outstanding:

Expiry date	Exercise price	Number Outstanding and Exercisable	Average Remaining Contractual Life
May 2, 2024 *	$1.71	453,759	0.09
November 8, 2025	$0.65	888,889	1.61
November 20, 2025	$0.65	38,889	1.64
	$1.00	1,381,537	1.11

*	Subsequently expired unexercised.

(e)	Restricted share units

The Company has a shareholder approved “10% rolling” restricted share unit plan (the “RSU Plan”) in compliance with the TSX-V’s policies. Under the RSU Plan, the maximum number of RSU’s reserved for issuance may not exceed 10% of the total number of issued and outstanding common shares at the time of granting.

Fiscal 2024

During the year ended March 31, 2024, the Company granted 1,425,000 restricted share units to officers, directors and consultants of the Company. The restricted share units vest immediately and are subject to a four month hold period from the date of grant. The Company recorded share-based payments expense of $731,375 on the RSU’s granted during the year ended March 31, 2024.

Fiscal 2023

During the year ended March 31, 2023, the Company granted 3,650,000 restricted share units to officers, directors and consultants of the Company. The restricted share units vest immediately and are subject to a four month hold period from the date of grant. The Company recorded share based payments expense of $2,190,000 on the RSU’s granted during the year ended March 31, 2023.

The continuity for restricted share units for the years ended March 31, 2024, 2023 and 2022 is as follows:

RSU’s outstanding
Balance, March 31, 2022, and 2021	-
Granted	3,650,000
Vested and issued	(3,650,000)
Balance, March 31, 2023	-
Granted	1,425,000
Vested and issued	(1,425,000)
Balance, March 31, 2024	-

(f)	Share-Based Payments Reserve

The share-based payment reserve records items recognized as stock-based compensation expense and other share-based payments. This reserve also includes the value attributed to warrants on unit private placements. At the time that the stock options or warrants are exercised, the corresponding amount will be transferred to share capital.

The fair value of each option granted to directors, officers and consultants was estimated on the date of grant using the Black-Scholes option-pricing model.

Fiscal 2024

On May 26, 2023, the Company granted 550,000 RSU’s to directors, officers and consultants and all of these were vested and issued on the grant date. The fair value of the RSU’s was $324,500 and calculated by multiplying the Company’s share price at grant date by the number of RSU’s granted.

On June 5, 2023, the Company granted 2,000,000 incentive stock options to directors, officers and consultants and all of which vested at the date of grant. The options are exercisable at $0.59 per share, expiring on June 4, 2028. The fair value of these options was $1,055,070 and was calculated using the Black-Scholes pricing model, based on the following assumptions: weighted average risk-free interest rate of 3.52%, volatility factor of 156.61% and an expected life of five years.

On September 22, 2023, the Company granted 875,000 RSU’s to directors, officers and consultants and all of these were vested and issued on the grant date. The fair value of the RSU’s was $406,875 and calculated by multiplying the Company’s share price at grant date by the number of RSU’s granted.

Fiscal 2023

On March 31, 2023, the Company granted 3,650,000 RSU’s to directors, officers and consultants and all of these were vested and issued on the grant date. The fair value of the RSU’s was $2,190,000 and calculated by multiplying the Company’s share price at grant date by the number of RSU’s granted.